Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Preferred Stock	Common Stock		Additional Paid-in Capital	Shares Subscription Receivables	Accumulated Other Comprehensive	Retained Earnings	Total
Balance at Mar. 31, 2022			$ 220,000			$ (219,998)		$ 1,121,856	$ 1,121,858
Balance (in Shares) at Mar. 31, 2022	[1]		22,000,000
Net Income (Loss)								1,378,571	1,378,571
Balance at Mar. 31, 2023			$ 220,000			(219,998)		2,500,427	2,500,429
Balance (in Shares) at Mar. 31, 2023	[1],[2]		22,000,000
Net Income (Loss)								440,443	440,443
Capital Contribution					2,400,000				2,400,000
Balance at Jun. 30, 2023			$ 220,000		2,400,000	(219,998)		2,940,870	5,340,872
Balance (in Shares) at Jun. 30, 2023			22,000,000	[2]
Balance at Mar. 31, 2023			$ 220,000			(219,998)		2,500,427	2,500,429
Balance (in Shares) at Mar. 31, 2023	[1],[2]		22,000,000
Net Income (Loss)									1,207,888
Balance at Dec. 31, 2023			$ 220,000		2,400,000	(219,998)	3,101	3,708,315	6,111,418
Balance (in Shares) at Dec. 31, 2023	[2]		22,000,000
Balance at Mar. 31, 2023			$ 220,000			(219,998)		2,500,427	2,500,429
Balance (in Shares) at Mar. 31, 2023	[1],[2]		22,000,000
Net Income (Loss)								1,895,222	1,895,222
Capital Contribution					2,400,000				2,400,000
Foreign currency translation adjustment							(13,829)		(13,829)
Balance at Mar. 31, 2024			$ 220,000		2,400,000	(219,998)	(13,829)	4,395,649	6,781,822
Balance (in Shares) at Mar. 31, 2024	[1],[2]		22,000,000
Balance at Jun. 30, 2023			$ 220,000		2,400,000	(219,998)		2,940,870	5,340,872
Balance (in Shares) at Jun. 30, 2023			22,000,000	[2]
Net Income (Loss)								746,556	746,556
Balance at Sep. 30, 2023			$ 220,000		2,400,000	(219,998)		3,687,426	6,087,428
Balance (in Shares) at Sep. 30, 2023	[2]		22,000,000
Net Income (Loss)								20,889	20,889
Foreign currency translation adjustment							3,101		3,101
Balance at Dec. 31, 2023			$ 220,000		2,400,000	(219,998)	3,101	3,708,315	6,111,418
Balance (in Shares) at Dec. 31, 2023	[2]		22,000,000
Balance at Mar. 31, 2024			$ 220,000		2,400,000	(219,998)	(13,829)	4,395,649	6,781,822
Balance (in Shares) at Mar. 31, 2024	[1],[2]		22,000,000
Net Income (Loss)								(179,508)	(179,508)
Issuance of common stock upon initial public offering, net			$ 25,875		8,344,024				8,369,899
Issuance of common stock upon initial public offering, net (in Shares)	[2]		2,587,500
Foreign currency translation adjustment							(1,324)		(1,324)
Balance at Jun. 30, 2024			$ 245,875		10,744,024	(219,998)	(15,153)	4,216,141	14,970,889
Balance (in Shares) at Jun. 30, 2024	[2]		24,587,500
Balance at Mar. 31, 2024			$ 220,000		2,400,000	(219,998)	(13,829)	4,395,649	6,781,822
Balance (in Shares) at Mar. 31, 2024	[1],[2]		22,000,000
Net Income (Loss)									(2,006,843)
Balance at Dec. 31, 2024			$ 245,875		10,744,024	(219,998)	(33,371)	2,388,806	13,125,336
Balance (in Shares) at Dec. 31, 2024	[2]		24,587,500
Balance at Jun. 30, 2024			$ 245,875		10,744,024	(219,998)	(15,153)	4,216,141	14,970,889
Balance (in Shares) at Jun. 30, 2024	[2]		24,587,500
Net Income (Loss)								(1,142,848)	(1,142,848)
Foreign currency translation adjustment							4,298		4,298
Balance at Sep. 30, 2024			$ 245,875		10,744,024	(219,998)	(10,855)	3,073,293	13,832,339
Balance (in Shares) at Sep. 30, 2024	[2]		24,587,500
Net Income (Loss)								(684,487)	(684,487)
Foreign currency translation adjustment							(22,516)		(22,516)
Balance at Dec. 31, 2024			$ 245,875		$ 10,744,024	$ (219,998)	$ (33,371)	$ 2,388,806	$ 13,125,336
Balance (in Shares) at Dec. 31, 2024	[2]		24,587,500

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on December 21, 2022 and to give effect to the stock split completed on April 2, 2024.
[2]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.